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                         Supplement dated April 29, 1999
                                     to the
        Flag Investors Total Return U.S. Treasury Fund Shares Prospectus
                              (Class A and Class B)
              Prospectus and Statement of Additional Information of
                      Total Return U.S. Treasury Fund, Inc.
                               dated March 1, 1999



         Effective immediately, the Fund will cease offering the Flag Investors Class B Shares.

         Any references to the offering and sales of Flag Investors Class B Shares in the Fund's Prospectus and Statement of Additional Information should be disregarded.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE